Equity Accounted Investees, Other Investments and Non-Current Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Main Investments in Common Shares of Associates
As of December 31, 2021 and 2020, the investments in common shares of associates were as follows:

	Activity	Country	%	2021	2020
Camcem, S.A. de C.V.	Cement	Mexico	40.1	$269	244
Concrete Supply Co. LLC	Concrete	United States	40.0	90	81
Lehigh White Cement Company	Cement	United States	36.8	69	62
Société d’Exploitation de Carrières	Aggregates	France	50.0	22	21
Société Méridionale de Carrières	Aggregates	France	33.3	12	14
Other companies	—	—	—	73	88

				$535	510

Out of which:
Book value at acquisition date				$303	311
Changes in stockholders’ equity				$232	199

Summary of Combined Condensed Statement of Financial Position
Combined condensed statement of financial position information of CEMEX’s equity accounted investees as of December 31, 2021 and 2020 is set forth below:

	2021	2020

Current assets	$1,424	1,240
Non-current assets	1,718	1,662

Total assets	3,142	2,902

Current liabilities	532	496
Non-current liabilities	737	766

Total liabilities	1,269	1,262

Total net assets	$1,873	1,640

Summary of Combined Selected Information of the Statements of Operations
Combined selected information of the statements of operations of CEMEX’s equity accounted investees in 2021, 2020 and 2019 is set forth below:

	2021	2020	2019

Sales	$1,801	1,759	1,600
Operating earnings	312	296	237
Income before income tax	219	175	158
Net income	153	128	118

Summary of Share of Profit of Equity Accounted Investees by Reportable Segment
The share of equity accounted investees by reportable segment in the statements of operations for 2021, 2020 and 2019 is detailed as follows:

	2021	2020	2019

Mexico	$28	30	23
United States	18	15	18
EMEAA	8	6	10
Corporate and others	—	(2)	(2)

	$54	49	49

Summary of Other Investments and Non-current Accounts Receivable
As of December 31, 2021 and 2020, consolidated other investments and non-current
accounts receivable were summarized as
follows:

	2021	2020

Non-current accounts receivable 1	$204	246
Investments in strategic equity securities 2	14	23
Non-current portion of valuation of derivative financial instruments (note 18.4)	22	3
Investments at fair value through the income statement 3	3	3

	$243	275

1
Includes, among other items: a) accounts receivable from investees and joint ventures of $21 million
in 2021 and $36 in 2020, b) advances to suppliers of fixed assets of $35 in 2021 and $47 in 2020, c) employee prepaid compensation of $7 in 2021 and $6 in 2020, and d) warranty deposits of $27 in 2021 and $29 in 2020.

2	These investments are recognized at fair value through other comprehensive income.
3	Refers to investments in private funds. In 2021 and 2020, no contributions were made to such private funds.